Consolidated Statements of Equity (Parentheticals) (Colonial Properties Trust, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Colonial Properties Trust
Distributions on common shares and units, per share/unit	$ 0.72	$ 0.60	$ 0.60